Condensed Balance Sheet (Parenthetical)	Sep. 30, 2016 $ / shares shares
Preferred Stock, Par or Stated Value Per Share | $ / shares	$ 0.0001
Preferred Stock, Shares Authorized	20,000,000
Preferred Stock, Shares Issued	0
Preferred Stock, Shares Outstanding	0
Common Stock, Par or Stated Value Per Share | $ / shares	$ 0.0001
Common Stock, Shares Authorized	100,000,000
Common Stock, Shares, Issued	5,500,000
Common Stock, Shares, Outstanding	5,500,000